Dec. 09, 2020
Distillate International Fundamental Stability & Value ETF
Distillate International Fundamental Stability & Value ETF
Investment Objective
The Distillate International Fundamental Stability & Value ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Distillate International Fundamental Stability & Value Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions and other fees to financial intermediaries that investors may pay on their purchases and sales of Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses [1]	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2020 by Distillate Capital Partners LLC, the Fund’s investment adviser and index provider (the “Adviser” or “Index Provider”), and measures the performance of globally listed, large- and mid-capitalization equity securities and depositary receipts of non-U.S. companies, selected based on certain fundamental factors, as described below.
Distillate International Fundamental Stability & Value Index
To be eligible for inclusion in the Index, a company must meet the following requirements: (1) have a minimum of five years of cash flow per share data available, (2) have sufficient liquidity (e.g., a minimum average daily trading volume of US$20 million over the most recent 30-day period), (3) have a minimum market capitalization of US$5 billion, and (4) sufficiently low minimum-lot requirements (the “Equity Universe”). The Equity Universe is determined annually as of each December 15 and constitutes the Equity Universe for each quarterly reconstitution of the Index until the next December 15. The companies in the Equity Universe are then evaluated based on the following three proprietary fundamental measures (collectively, the “FSV Measures”) to identify the companies that will be included in the Index:

Financial Indebtedness	Companies with significant leverage (based on a proprietary debt-to-income calculation) are excluded from the Index.
Fundamental Stability
Each company is scored based on a proprietary measure of the volatility of its historical and projected cash flows as an indicator of fundamental stability. The bottom two-thirds (i.e., the least stable) of the companies in the Equity Universe based on this measure are excluded from the Index.

Valuation
Each company is scored based on a proprietary measure of the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value). The top 100 companies (i.e., the most undervalued) based on such scoring that also meet the Index’s other criteria are included in the Index.

The Index is typically reconstituted quarterly from the companies in the Equity Universe after the close of trading on the 10th business day of each January, April, July, and October, based on FSV Measures as of the 5th business day of that month (the “Data Date”). The Index Provider may adjust the specific timing of reconstitutions to account for holidays and market closures in foreign markets.
At the time of each reconstitution of the Index, a company will not be removed from the Index solely for falling out of the top 100 most undervalued companies as determined by the Index methodology if it remains within the top 130 most undervalued companies. Similarly, a company will not be removed from the Index solely for having a market capitalization less than US$5 billion or average daily trading volume of less than US$20 million if the company’s market capitalization and average daily trading volume are at least 70% of such thresholds (i.e., US$3.5 billion and US$14 million, respectively).
The Index consists of companies in the following geographic regions: the Americas (North America ex-United States & South America), Europe, the Middle East & Africa, Japan, China/Hong Kong, and Asia & Australia ex-Japan/China/Hong Kong. The Index excludes U.S. companies (i.e., those with their headquarters in the United States). At the time of each reconstitution of the Index, the Index limits the weighting of each foregoing region to a maximum of 150% of the weight of the total market capitalization of large- and mid-capitalization stocks in such region relative to the total global ex-U.S. market capitalization of large- and mid-capitalization stocks.
The Index Provider determines each country’s eligibility for inclusion in the Index based on factors including the liquidity of the country’s stock markets, accessibility to foreign investors, operational complexity, price transparency, and capital controls, as well as the effect a country’s inclusion in the Index would have on the Index’s investibility and the cost of trying to replicate the Index’s constituents. The Index Provider may include a depositary receipt in lieu of a foreign ordinary share, if such depositary receipt meets the Index eligibility requirements described above. In addition, the Index may include companies organized in emerging market nations or whose shares trade primarily in emerging market nations.
Companies in the real estate development and real estate investment trust industries, as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”), are excluded from the Index.
At the time of each reconstitution of the Index, each Index constituent is initially weighted based on the sum of two-thirds of its equal weighting weight (i.e., 2/3 of 1%) and one-third of its proportion of the Index’s total normalized cash flow, using data as of the Data Date. For example, for an Index constituent with 4% of the total normalized free cash flow of all 100 Index constituents, its weighting would be two-thirds of 1% plus one-third of 4%, which equals 2%. The new weight of each company may be adjusted upward or downward by the Index methodology to minimize the turnover rate of positions that would remain in the Index with weights that would otherwise change by less than 0.25%.
Although the Index methodology seeks to select companies that demonstrate fundamental stability, the value of such companies (and consequently the value of the Index and of the Fund) may still be subject to volatility over short or long periods of time.
As of December 7, 2020, the Index had significant exposure to companies in China/Hong Kong and Europe. The Index’s exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company or a smaller number of companies than diversified funds.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund.”
•Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Currency Exchange Rate Risk. The Fund invests primarily in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks of Investing in China and Hong Kong: Investments in the securities of Chinese issuers that trade on an exchange in Hong Kong subject the Fund to risks specific to China and Hong Kong. China and Hong Kong may be subject to considerable degrees of economic, political and social instability. China and Hong Kong are developing markets and demonstrate significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets.
◦Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
Following a referendum in June 2016, the United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”). During a transition period ending December 31, 2020, the UK will continue to abide by the EU’s rules and the UK’s trade relationships with the EU will generally continue unchanged. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Additionally, depreciation of the British pound sterling and/or the euro in relation to the U.S. dollar in anticipation of Brexit would adversely affect Fund investments denominated in British pound sterling and/or the euro, regardless of the performance of the investment.
•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider relies on an independent calculation agent to calculate and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders. Because the Index includes international securities, the Index Provider may have limited information or may be more prone to mistakes based on the data available and such mistakes may have a greater impact on the Fund’s performance, which may increase the risks to the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.
•New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
•Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.distillatefunds.com.